Note Popular, Inc. (Holding company only) financial information (Statement of Cash Flows) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net Income	$ 107,681	$ 216,691	$ 895,344
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in losses (earnings) of subsidiaries, net of dividends or distributions	0	0	0
Provision (reversal) for loan losses	325,424	170,016	241,478
Net accretion of discounts and amortization of premiums and deferred fees	(22,310)	(40,786)	(73,496)
Earnings from investments under the equity method	(34,083)	(31,288)	(24,373)
Deferred income tax (benefit) expense	207,428	61,574	(519,128)
(Gain) loss on:
Sale and valuation adjustments of investment securities	(334)	(1,962)	(141)
Net (increase) decrease in:
Trading securities	501,618	753,839	1,083,683
Net increase (decrease) in:
Other liabilities	28,279	(13,241)	(72,980)
Total adjustments	527,831	372,776	(225,209)
Net cash (used in) provided by operating activities	635,512	589,467	670,135
Cash flows from investing activities:
Net (increase) decrease in money market investments	(2,364,902)	(710,125)	(357,706)
Proceeds from sale of:
Proceeds from the sale of investment securities available-for-sale	14,992	5,259	96,760
Proceeds from sale of other investment securities	30,265	9,021	14,950
Capital Contribution Subsidiaries	0
Return of capital from equity method investments	8,694	907	13,329
Return Of Capital From Wholly Owned Subsidiaries	0	0	0
Acquisition of loan portfolios	(535,534)	(535,445)	(338,447)
Acquisition of trademark	0	0	(50)
Acquisition of premises and equipment	(62,697)	(100,320)	(62,656)
Premises and equipment and other productive assets	9,753	8,897	12,880
Proceeds from sale of foreclosed assets	96,540	83,357	141,145
Net cash (used in) provided by investing activities	(5,348,736)	(3,444,006)	238,339
Cash flows from financing activities:
Proceeds from issuance of common stock, including reissuance of treasury shares	7,016	7,437	6,226
Dividends paid	(95,910)	(65,932)	(19,257)
Net payments for repurchase of common stock	(75,664)	(563)	(1,021)
Payments related to tax witholding for shared-based compensation	(1,756)	(1,623)	(963)
Net cash (used in) provided by financing activities	4,753,687	2,853,259	(925,895)
Net (decrease) increase in cash and due from banks	40,463	(1,280)	(17,421)
Cash and due from banks at beginning of period	362,394	363,674	381,095
Cash and due from banks at end of period	402,857	362,394	363,674
Popular, Inc. Holding Co.
Condensed Financial Statements, Captions [Line Items]
Net Income	107,681	216,691	895,344
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in losses (earnings) of subsidiaries, net of dividends or distributions	69,070	(146,287)	(890,165)
Provision (reversal) for loan losses	403	(35)	35
Net accretion of discounts and amortization of premiums and deferred fees	2,086	2,087	2
Earnings from investments under the equity method	(11,761)	(12,352)	(13,710)
Deferred income tax (benefit) expense	0	19	(186)
(Gain) loss on:
Sale and valuation adjustments of investment securities	0	(1,767)	0
Net (increase) decrease in:
Trading securities	(1,345)	(620)	(380)
Other assets	12,191	4,473	8,781
Net increase (decrease) in:
Other liabilities	3,230	(3,854)	(5,622)
Total adjustments	73,874	(158,336)	(901,245)
Net cash (used in) provided by operating activities	181,555	58,355	(5,901)
Cash flows from investing activities:
Net (increase) decrease in money market investments	5,890	9,857	(242,457)
Proceeds from sale of:
Proceeds from the sale of investment securities available-for-sale	0	278	0
Proceeds from sale of other investment securities	0	1,583	0
Capital Contribution Subsidiaries	(5,955)
Net decrease (increase) in advances to subsidiaries and affiliates	0	0	53,769
Net (originations) repayments on other loans	181	35	24
Return of capital from equity method investments	500	433	11,500
Return Of Capital From Wholly Owned Subsidiaries	22,400	14,000	203,000
Acquisition of loan portfolios	(31,909)	0	0
Acquisition of trademark	(5,560)		0
Acquisition of premises and equipment	(965)	(953)	(1,079)
Premises and equipment and other productive assets	23	56	9
Proceeds from sale of foreclosed assets	38	434	0
Net cash (used in) provided by investing activities	(15,357)	25,723	24,766
Cash flows from financing activities:
Proceeds from issuance of common stock, including reissuance of treasury shares	7,016	7,437	6,226
Dividends paid	(95,910)	(65,932)	(19,257)
Net payments for repurchase of common stock	(75,668)	(475)	(1,021)
Payments related to tax witholding for shared-based compensation	(1,756)	(1,623)	(963)
Net cash (used in) provided by financing activities	(166,318)	(60,593)	(15,015)
Net (decrease) increase in cash and due from banks	(120)	23,485	3,850
Cash and due from banks at beginning of period	47,783	24,298	20,448
Cash and due from banks at end of period	$ 47,663	$ 47,783	$ 24,298